Income Taxes (Tables)	6 Months Ended
Jan. 31, 2023
Income Tax Disclosure [Line Items]
Summary of Components of Loss Before Income Taxes
U.S. and foreign components of the loss before income taxes for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, were as follows (in thousands):

	Successor	Predecessor
	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
U.S. loss	$(734,326)	$(19,370)	$(40,031)
Foreign income (loss)	3,157	(1,924)	1,056

Total loss before income taxes	$(731,169)	$(21,294)	$(38,975)

Summary of Provision for Income Taxes
The provision for consolidated income taxes for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, were as follows (in thousands):

	Successor	Predecessor
	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
Current tax expense
Federal	$—	$—	$—
Foreign	177	106	100
State and local	292	5	—

	469	111	100
Deferred tax expense
Federal	(9,360)	(2,780)	(5,387)
Foreign	—	—	—
State and local	(2,281)	(911)	(299)

	(11,641)	(3,691)	(5,686)
Less: change in valuation allowance	650	3,691	5,050

Net income tax (benefit) expense	$(10,522)	$111	$(536)

Summary of Differences as Result of which Income Tax Provision Differs from Amount Computed by Applying Statutory Federal Income Tax Rate to Income (Loss) Before Income Tax	A reconciliation of the statutory US income tax rate to the effective income tax rate for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, as follows:

	Successor	Predecessor
	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
U.S. statutory rate	21.00%	21.00%	21.00%
State taxes	0.21	3.35	0.77
Goodwill impairment	(20.07)	—	—
Transaction costs	—	(3.23)	—
Fair value adjustments	—	(2.03)	—
Other permanent differences	0.41	(1.05)	(6.61)
Changes in valuation allowance	(0.09)	(17.32)	(12.96)
Other	(0.02)	(1.24)	(0.83)

Net income tax expense	1.44%	-0.52%	1.37%

Summary of Temporary Differences that Give Rise to Deferred Tax Assets and Liabilities
Deferred income taxes reflect temporary differences in the recognition of revenue and expenses for income tax reporting and consolidated financial statement purposes. Deferred income taxes as of January 31, 2023, and 2022 consisted of the following (in thousands):

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Deferred tax assets:
Net operating losses - federal and state	$36,057	$31,697
Research and development expenditures	4,793	—
Deferred revenue	3,019	2,273
Interest expense	2,544	—
Accruals	1,240	856
Stock-based compensation	574	66
Other	308	—
Lease liability	204	—
Depreciation and amortization	112	546
Allowance for doubtful accounts	35	17
Charitable contributions	3	3

Total deferred tax assets before valuation allowance	48,889	35,458
Valuation allowance	(5,720)	(32,063)

Total deferred tax assets	43,169	3,395
Deferred tax liabilities:
Intangible assets	(61,109)	—
Contract acquisition costs	(3,256)	(2,854)
Goodwill	(258)	(541)
Right-of-use assets	(177)	—
Other	(7)	—

Total deferred tax liabilities	(64,807)	(3,395)

Net deferred tax liability	$(21,638)	$—

Summary of Unrecognized Tax Benefits Excluding Accrued Interest and Penalties
The change in gross unrecognized tax benefits, excluding accrued interest and penalties, were as follows (in thousands):

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Balance at beginning of period	$—	$—
Business acquisition	838	—

Balance at end of period	$838	$—

Summary of Valuation Allowance of Deferred Tax Assets
The following table provides a rollforward of the Company’s valuation allowance for its deferred tax assets (in thousands):

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Balance at beginning of period	$5,070	$27,013
Increases to allowance	650	5,050

Balance at end of period	$5,720	$32,063